Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

14. Cash and cash equivalents

	At December 31,
	2018	2017
	$'m	$'m
Cash at bank and in hand	529	680
Short term bank deposits	26	130
Restricted cash	10	13
	565	823

Within cash and cash equivalents, the Group had $10 million of restricted cash at December 31, 2018 (2017: $13 million), which includes bank guarantees in the United States and early retirement plans in Germany.